Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses [Abstract]
Insurance	$ 208,064	$ 1,027,292
Research and development expense tax credit receivable	51,639	546,563	$ 644,513
Professional fees	369,906	310,017
Value-added tax receivable	53,134	48,774	24,411
Income taxes	25,634	25,634	25,634
Total	$ 708,377	$ 1,958,280	$ 2,976,583